Bankruptcy Proceeding and Liquidity	12 Months Ended
Dec. 31, 2017
Bankruptcy Proceeding and Liquidity
Bankruptcy Proceeding and Liquidity

Note 2—Bankruptcy Proceeding and Liquidity

Bankruptcy Proceeding—On November 12, 2017 (the “Petition Date”), Pacific Drilling S.A. and certain of its subsidiaries (collectively, the “Debtors”) filed voluntary petitions (the “Bankruptcy Petitions”) for relief under Chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”) in the United States Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”).  We have received approval from the Bankruptcy Court to jointly administer the cases under the caption In re Pacific Drilling S.A.  No trustee has been appointed and we will continue to operate as a “debtor in possession” under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provisions of the Bankruptcy Code and the orders of the Bankruptcy Court. The Bankruptcy Court also granted us relief for a variety of “first day” motions to continue to operate our business in the normal course. The approved motions gave us the authority to, among other things, continue to pay employee wages and benefits without interruption, to utilize our current cash management system, and to pay certain foreign and critical vendors for goods and services provided prior to the Petition Date.

As a result of the Bankruptcy Petitions, the realization of assets and the satisfaction of liabilities are subject to uncertainty. Although the filing of the Bankruptcy Petitions triggered defaults under all of our existing debt obligations, creditors are stayed from taking any action against the Debtors as a result of such defaults, subject to certain limited exceptions permitted by the Bankruptcy Code. Absent an order of the Bankruptcy Court, substantially all of the Debtors’ pre-petition liabilities are subject to settlement under the Bankruptcy Code. While operating as debtors-in-possession under Chapter 11, we may sell or otherwise dispose of or liquidate assets or settle liabilities, subject to the approval of the Bankruptcy Court or as otherwise permitted in the ordinary course of business (and subject to applicable orders of the Bankruptcy Court), for amounts other than those reflected in the accompanying consolidated financial statements. Further, any restructuring plan may impact the amounts and classifications of assets and liabilities reported in our consolidated financial statements.

As of December 31, 2017, we have segregated liabilities and obligations whose treatment and satisfaction were dependent on the outcome of our reorganization under the Chapter 11 proceedings and have classified these items as liabilities subject to compromise on our consolidated balance sheets. Generally, all actions to enforce or otherwise effect repayment of pre-petition liabilities of the Debtors, as well as all pending litigation against the Debtors, were stayed while they are subject to the Chapter 11 proceedings. The ultimate amount and treatment for these types of liabilities will be subject to the claims resolution processes in our Chapter 11 proceedings and any restructuring plan confirmed by the Bankruptcy Court. Liabilities subject to compromise include only those liabilities that are obligations of the Debtors and exclude the obligations of the Company's non-debtor subsidiaries. Liabilities subject to compromise may vary significantly from the stated amounts of claims filed with the Bankruptcy Court.

As of December 31, 2017, the components of liabilities subject to compromise are as follows:

December 31, 2017
(in thousands)
2017 Senior Secured Notes	$439,364
2018 Senior Secured Term Loan B	718,125
2013 Revolving Credit Facility	475,000
Senior Secured Credit Facility	661,478
2020 Senior Secured Notes	750,000
Accrued interest	39,618
Accounts payable and other estimated allowed claims	4,092
Total liabilities subject to compromise	$3,087,677

See Note 6 for further discussion of the 2017 Senior Secured Notes, 2018 Senior Secured Term Loan B, 2013 Revolving Credit Facility, Senior Secured Credit Facility, 2020 Senior Secured Notes.

In addition, we have classified all income, expenses, gains or losses that were incurred or realized as a result of the Chapter 11 proceedings as reorganization items in our consolidated statements of operations. The components of reorganization items are as follows:

Year Ended
December 31, 2017
(in thousands)
Professional fees	$6,447
Revision of estimated claims	27
Total reorganization items	$6,474

Liquidity—Our liquidity fluctuates depending on a number of factors, including, among others, our contract backlog, our revenue efficiency and the timing of accounts receivable collection as well as payments for operating costs and other obligations. Market conditions in the offshore drilling industry in recent years have led to materially lower levels of spending for offshore exploration and development by our current and potential customers on a global basis while at the same time the supply of available drillships has increased, which in turn has negatively affected our revenue, profitability and cash flows.

Primary sources of funds for our short-term liquidity needs are expected to be our cash flow generated from operating activities and existing cash, cash equivalents and restricted cash balances. As of December 31, 2017, we had $308.9 million of cash and cash equivalents and $8.5 million of restricted cash. As part of our “first day” relief in the Chapter 11 proceedings, the Bankruptcy Court granted us authority to use property that may be deemed to be “cash collateral” of our prepetition lenders within the meaning of Section 363(a) of the Bankruptcy Code, which may include a portion of our cash flow generated from operating activities. We do not have additional borrowing capacity under any of our outstanding credit facilities, though we may seek “debtor in possession” financing with the approval of the Bankruptcy Court in the future if required.

We have significant indebtedness. Our level of indebtedness has adversely impacted and is continuing to adversely impact our financial condition. Our financial condition, the defaults under our debt agreements, and the risks and uncertainties surrounding our Chapter 11 proceedings raise substantial doubt about our ability to continue as a going concern. However, the consolidated financial statements have been prepared on a going concern basis of accounting, which contemplates continuity of operations, realization of assets, and satisfaction of liabilities and commitments in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of our Chapter 11 proceedings. If we cannot continue as a going concern, adjustments to the carrying values and classification of our assets and liabilities and the reported amounts of income and expenses could be required and could be material.